FINANCIAL ASSETS AND LIABILITIES - Itaipu financial assets (Details) - Itaipu - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS AND LIABILITIES
Accounts Receivable		R$ 3,665,620
Right of Reimbursement	R$ 1,738,746	2,837,610
Energy Suppliers - Itaipu		(3,213,830)
Reimbursement obligations - Energy trading		(1,705,223)
Reimbursement obligations - Adjustment factor	(1,349,308)	(2,162,803)
Total Current Assets/Liabilities	389,438	(578,626)
Accounts Receivable		406,085
Right of Reimbursement		306,339
Reimbursement obligations		(283,559)
Total Assets/Non-Current Liabilities		428,865
Total	R$ 389,438	R$ (149,761)